Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PUTNAM VARIABLE TRUST
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Global Asset Allocation Fund
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$92	0.85%
[1],[2]
Expenses Paid, Amount	$ 92	[1]
Expense Ratio, Percent	0.85%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IA shares of Putnam VT Global Asset Allocation Fund returned 16.63%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 23.81% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative U.S. Large Cap Equity strategy
↑	Quantitative International Enhanced Equity
↑	Fundamental Global Asset Allocation equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Quantitative U.S. Small Cap Equity strategy detracted from benchmark-relative results.
Use of derivatives and the impact on performance:
The Fund utilized futures for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash, which collectively detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IA	16.63	8.27	7.27
Russell 3000 Index	23.81	13.86	12.55
Putnam Balanced Blended Benchmark†	12.80	7.65	7.69
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 102,799,336
Holdings Count | $ / shares	1,306	[4]
Advisory Fees Paid, Amount	$ 558,954
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,799,336
Total Number of Portfolio Holdings*	1,306
Total Management Fee Paid	$558,954
Portfolio Turnover Rate	234%
[4]
Holdings [Text Block]		[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Global Asset Allocation Fund
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$119	1.10%
[6],[7]
Expenses Paid, Amount	$ 119	[6]
Expense Ratio, Percent	1.10%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IB shares of Putnam VT Global Asset Allocation Fund returned 16.36%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark†, which returned 23.81% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative U.S. Large Cap Equity strategy
↑	Quantitative International Enhanced Equity
↑	Fundamental Global Asset Allocation equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Quantitative U.S. Small Cap Equity strategy detracted from benchmark-relative results.
Use of derivatives and the impact on performance:
The Fund utilized futures for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash, which collectively detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IB	16.36	8.00	7.00
Russell 3000 Index	23.81	13.86	12.55
Putnam Balanced Blended Benchmark†	12.80	7.65	7.69
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 102,799,336
Holdings Count | $ / shares	1,306	[9]
Advisory Fees Paid, Amount	$ 558,954
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,799,336
Total Number of Portfolio Holdings*	1,306
Total Management Fee Paid	$558,954
Portfolio Turnover Rate	234%
[9]
Holdings [Text Block]		[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.

[4]
*	Includes derivatives, if applicable.

[5]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[6]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.

[9]
*	Includes derivatives, if applicable.

[10]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.